UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2004
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

  /S/ Robert J. Cappelli     	                Southfield, MI   	   8/12/04
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          106
                                          -----------------
Form 13F Information Table Value Total:   $     53,241
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]






                                                       SUMMARY TABLE
                                                       June 30, 2004


                                     TITLE             VALUE                                     VOTING
                                     OF                IN       SHARES/  SH/  PUT/ INVESTMT      SOLE
       NAME OF ISSUER                CLASS  CUSIP      $1,000'S PRN AMT  PRN  CALL DSCRETN  MGRS AUTHORITY
AA     ALCOA                         COM    013817101  26       800                SOLE          800
ABT    ABBOTT LABS                   COM    002824100  452      11,100             SOLE          11,100
ADI    ANALOG DEVICES                COM    032654105  386      8,200              SOLE          8,200
ADP    AUTOMATIC DATA PROCESSING     COM    53015103   503      12,000             SOLE          12,000
AGN    ALLERGAN                      COM    018490102  519      5,800              SOLE          5,800
AIG    AMERICAN INTERNATIONAL GROUP  COM    026874107  842      11,819             SOLE          11,819
AMAT   APPLIED MATERIALS             COM    038222105  434      22,100             SOLE          22,100
AMGN   AMGEN                         COM    031162100  633      11,600             SOLE          11,600
APOL   APOLLO GROUP                  COM    037604105  486      5,500              SOLE          5,500
AZO    AUTOZONE                      COM    053332102  405      5,050              SOLE          5,050
BA     BOEING                        COM    097023105  20       400                SOLE          400
BAC    BANKAMERICA                   COM    06605F102  322      3,800              SOLE          3,800
BBBY   BED BATH & BEYOND             COM    075896100  373      9,700              SOLE          9,700
BBY    BEST BUY                      COM    086516101  452      8,900              SOLE          8,900
BK     BANK OF NEW YORK              COM    064057102  12       400                SOLE          400
BMET   BIOMET                        COM    90613100   529      11,900             SOLE          11,900
BRK/A  BERKSHIRE HATHAWAY            COM    084670108  267      3                  SOLE          3
BRL    BARR PHARMACEUTICALS          COM    068306109  167      4,950              SOLE          4,950
BSC    BEAR STEARNS                  COM    073902108  278      3,300              SOLE          3,300
BSX    BOSTON SCIENTIFIC             COM    101137107  317      7,400              SOLE          7,400
BUD    ANHEUSER BUSCH                COM    035229103  429      7,950              SOLE          7,950
C      CITIGROUP                     COM    172967101  1,273    27,370             SOLE          27,370
CAH    CARDINAL HEALTHCARE           COM    14149Y108  557      7,957              SOLE          7,957
CCU    CLEAR CHANNEL COMMUNICATIONS  COM    184502102  248      6,700              SOLE          6,700
CMCSK  COMCAST                       COM    200300200  351      12,700             SOLE          12,700
CSCO   CISCO SYSTEMS                 COM    17275R102  1,751    73,900             SOLE          73,900
CTAS   CINTAS                        COM    172908105  524      11,000             SOLE          11,000
CVX    CHEVRONTEXACO                 COM    166764100  489      5,200              SOLE          5,200
DD     DUPONT                        COM    263534109  18       400                SOLE          400
DELL   DELL COMPUTER                 COM    247025109  1,082    30,200             SOLE          30,200
DIS    DISNEY (WALT) CO.             COM    254687106  328      12,850             SOLE          12,850
DUK    DUKE                          COM    264399106  17       839                SOLE          839
EBAY   EBAY                          COM    278642103  634      6,900              SOLE          6,900
ERTS   ELECTRONIC ARTS               COM    285512109  496      9,100              SOLE          9,100
F      FORD MOTOR COMPANY            COM    345370100  10       699                SOLE          699
FDC    FIRST DATA CORP               COM    319963104  516      11,600             SOLE          11,600
FITB   FIFTH THIRD BANK              COM    316773100  269      5,000              SOLE          5,000
FNM    FEDERAL NATIONAL MTGE ASSOC.  COM    313586109  507      7,100              SOLE          7,100
FRE    FREDDIE MAC                   COM    313400301  399      6,300              SOLE          6,300
FRX    FOREST LABS                   COM    345838106  357      6,300              SOLE          6,300
G      GILLETTE                      COM    375766102  466      11,000             SOLE          11,000
GCI    GANNETT                       COM    364730101  34       400                SOLE          400
GDT    GUIDANT                       COM    401698105  335      6,000              SOLE          6,000
GE     GENERAL ELECTRIC              COM    369604103  1,930    59,560             SOLE          59,560
GENZ   GENZYME                       COM    372917104  336      7,100              SOLE          7,100
GILD   GILEAD SCIENCES               COM    375558103  576      8,600              SOLE          8,600
GM     GENERAL MOTORS                COM    370442105  16       345                SOLE          345
HD     HOME DEPOT                    COM    437076102  444      12,600             SOLE          12,600
HDI    HARLEY DAVIDSON               COM    412822108  452      7,300              SOLE          7,300
HSP    HOSPIRA                       COM    441060100  31       1,110              SOLE          1,110
IACI   INTERACTIVE CORP              COM    45840Q101  301      10,000             SOLE          10,000
IBM    INTL BUS MACHINES             COM    459200101  1,102    12,500             SOLE          12,500
IGT    INTERNATIONAL GAME TECH       COM    459902102  513      13,300             SOLE          13,300
INTC   INTEL                         COM    458140100  1,813    65,700             SOLE          65,700
INTU   INTUIT                        COM    461202103  85       2,200              SOLE          2,200
ITW    ILLINOIS TOOLWORKS            COM    452308109  537      5,600              SOLE          5,600
JNJ    JOHNSON & JOHNSON             COM    478160104  941      16,900             SOLE          16,900
JPM    J. P. MORGAN                  COM    616880100  310      8,000              SOLE          8,000
KLAC   KLA TENCOR                    COM    482480100  405      8,200              SOLE          8,200
KO     COCA-COLA COMPANY             COM    191216100  974      19,300             SOLE          19,300
KRB    MBNA                          COM    55262L100  286      11,100             SOLE          11,100
KSS    KOHLS                         COM    500255104  292      6,900              SOLE          6,900
LLTC   LINEAR TECHNOLOGY             COM    535678106  462      11,700             SOLE          11,700
LLY    LILLY (ELI) & CO.             COM    532457108  440      6,300              SOLE          6,300
LOW    LOWES                         COM    548661107  441      8,400              SOLE          8,400
LXK    LEXMARK                       COM    529771107  521      5,400              SOLE          5,400
MDT    MEDTRONIC                     COM    585055106  487      10,000             SOLE          10,000
MHS    MEDCO HEALTH SOLUTIONS        COM    58405U102  75       2,002              SOLE          2,002
MMC    MARSH & MCLENNAN              COM    571748102  318      7,000              SOLE          7,000
MMM    3M                            COM    88579Y101  585      6,500              SOLE          6,500
MRK    MERCK                         COM    589331107  584      12,300             SOLE          12,300
MSFT   MICROSOFT                     COM    594918104  2,262    79,200             SOLE          79,200
MWD    MORGAN STANLEY DEAN WITTER    COM    617446448  206      3,900              SOLE          3,900
MXIM   MAXIM INTEGRATED              COM    57772K101  467      8,900              SOLE          8,900
ONE    BANK ONE                      COM    06423A103  189      3,700              SOLE          3,700
ORCL   ORACLE SYSTEMS                COM    68389X105  575      48,200             SOLE          48,200
PAYX   PAYCHEX                       COM    704326107  395      11,650             SOLE          11,650
PEP    PEPSICO                       COM    713448108  517      9,600              SOLE          9,600
PFE    PFIZER                        COM    717081103  1,148    33,475             SOLE          33,475
PG     PROCTOR & GAMBLE              COM    742718109  980      18,000             SOLE          18,000
QCOM   QUALCOMM                      COM    747525103  1,098    15,050             SOLE          15,050
RD     ROYAL DUTCH PETROLEUM - ADR   COM    780257804  362      7,000              SOLE          7,000
SBUX   STARBUCKS                     COM    855244109  600      13,800             SOLE          13,800
STA    ST. PAUL TRAVELERS            COM    792860108  2        50                 SOLE          50
STT    STATE STREET BOSTON           COM    857477103  55       1,120              SOLE          1,120
SYK    STRYKER                       COM    863667101  605      11,000             SOLE          11,000
SYMC   SYMANTEC                      COM    871503108  490      11,200             SOLE          11,200
SYY    SYSCO                         COM    871829107  405      11,300             SOLE          11,300
TJX    TJX COMPANIES                 COM    872540109  427      17,700             SOLE          17,700
TWX    TIME WARNER                   COM    887317105  395      22,450             SOLE          22,450
TXN    TEXAS INSTRUMENTS             COM    882508104  305      12,600             SOLE          12,600
UNH    UNITED HEALTH                 COM    91324P102  535      8,600              SOLE          8,600
UPS    UNITED PARCEL SERVICE         COM    911312106  526      7,000              SOLE          7,000
UTX    UNITED TECHNOLOGIES           COM    913017109  448      4,900              SOLE          4,900
VOD    VODAFONE                      COM    92857W100  15       675                SOLE          675
VRTS   VERITAS SOFTWARE              COM    923436109  367      13,200             SOLE          13,200
VZ     VERIZON                       COM    92343V104  306      8,446              SOLE          8,446
WAG    WALGREEN                      COM    931422109  326      9,000              SOLE          9,000
WEC    WISCONSIN ENERGY              COM    976657106  9        294                SOLE          294
WFC    WELLS FARGO                   COM    949746101  813      14,200             SOLE          14,200
WMT    WAL-MART STORES               COM    931142103  1,488    28,200             SOLE          28,200
WWY    WRIGLEYS                      COM    982526105  448      7,100              SOLE          7,100
WYE    WYETH                         COM    983024100  307      8,500              SOLE          8,500
XLNX   XILINX                        COM    983919101  383      11,500             SOLE          11,500
XOM    EXXON MOBIL                   COM    30231G102  1,752    39,444             SOLE          39,444
ZMH    ZIMMER HOLDINGS               COM    98956P102  265      3,000              SOLE          3,000

       TOTAL                                           53,241



* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE
SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I
BALANCED FUND AND EQUITY GROWTH FUND.
THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR
FORM 13F REPORT